SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital

For the years ended December 31,	2017		2016
	Number of common shares		Number of common shares
Issued and outstanding - 948,524,667 common shares		Amount		Amount
(December 31, 2016 - 947,797,596 common shares):	(In thousands)	(In millions)	(In thousands)	(In millions)
Balance, beginning of year	947,798	$7,630.5	947,039	$7,625.4
Exercise of options and share appreciation rights	—	—	56	0.3
Issued on vesting of restricted share units	591	2.9	556	4.5
Dividend reinvestment plan (i)	136	0.3	147	0.3
Balance, end of year	948,525	$7,633.7	947,798	$7,630.5

(i)
The Company has a dividend reinvestment plan to provide holders of common shares a simple and convenient method to purchase additional common shares by electing to automatically reinvest all or any portion of cash dividends paid on common shares held by the plan participant without paying any brokerage commissions, administrative costs or other service charges. As at December 31, 2017, a total of 18,918,052 shares have subscribed to the plan.

Dividends paid and declared
Dividends Paid and Declared

For the years ended December 31,	2017	2016
Dividends paid	$18.9	$28.0
Dividends declared in respect of the year	$19.4	$19.7
Dividend paid (per share)	$0.02	$0.03
Dividend declared in respect of the year (per share)	$0.02	$0.02